Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 15 - EQUITY

The Company is authorized to issue an aggregate of 100,000,000 shares of common stock and 10,000,000 shares of “blank check” preferred stock.

Series A Convertible Preferred Stock

The Company designated up to 15,000 shares of its previously undesignated preferred stock as Series A Preferred Stock. Each share of Series A Preferred Stock has a par value of $0.0001 per share and a stated value equal to $1,000.

The shares of Series A Preferred Stock have identical terms and include the terms as set forth below.

Dividends. The Series A Holders are entitled to receive, and the Company shall pay, dividends on shares of Series A Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations set forth in the Series A Certificate of Designations) to and in the same form as dividends actually paid on shares of the Company’s common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series A Preferred Stock. The Company will not pay any dividends on its common stock unless the Company simultaneously complies with the terms set forth in the Series A Certificate of Designation.

Liquidation. Upon any dissolution, liquidation or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Series A Holders will be entitled to receive out of the assets available for distribution to the stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series A Preferred Stock and (iii) in preference and priority to the holders of the shares of the Company’s common stock, an amount equal to 100% of the Series A Stated Value, and no more, in proportion to the full and preferential amount that all shares of the Series A Preferred Stock are entitled to receive. The Company shall mail written notice of any Liquidation not less than twenty (20) days prior to the payment date stated therein, to each Series A Holder.

Conversion. Each share of Series A Preferred Stock shall be convertible, at any time and from time to time from and after the later of (i) the date of the stockholder approval as described above, in accordance with the Nasdaq Stock Market Listing Rules, and (ii) the nine (9) month anniversary of the Closing (the “Initial Conversion Date”), at the option of the Series A Holder, into that number of shares of common stock (subject to the limitations set forth in Series A Certificate of Designations, determined by dividing the Stated Value of such share of Series A Preferred Stock by the Conversion Price (as defined below)). The Series A Holders may effect conversions by providing the Company with the form of conversion notice attached as Annex A to the Series A Certificate of Designation. The Series A Holders may convert such shares into shares of the Company’s common stock at a conversion price per share equal to the greater of (i) one hundred fifty dollars ($150.0) and (ii) ninety percent (90%) of the closing price of the Company’s common stock on Nasdaq on the day prior to receipt of a conversion notice (collectively, the “Conversion Price”), subject to adjustment for stock splits and similar matters. In addition, following the Initial Conversion Date, each Series A Holder agrees that it shall not be entitled to in any calendar month, sell a number of Series A Conversion Shares into the open market in an amount exceeding more than ten percent (10%) of the number of Series A Conversion Shares issuable upon conversion of the Series A Preferred Stock then held by such Series A Holder.

Conversion Price Adjustment:

Stock Dividends and Stock Splits. If the Company, at any time while the Series A Preferred Stock is outstanding: (i) pays a stock dividend or otherwise makes a distribution or distributions payable in shares of common stock on shares of common stock or any other common stock equivalents (which, for avoidance of doubt, shall not include any shares of common stock issued by the Company upon conversion of, or payment of a dividend on, the Series A Preferred Stock), (ii) subdivides outstanding shares of common stock into a larger number of shares, (iii) combines (including by way of a reverse stock split) outstanding shares of common stock into a smaller number of shares, or (iv) issues, in the event of a reclassification of shares of the common stock, any shares of capital stock of the Company, then the conversion price of the Series A Preferred Stock shall be multiplied by a fraction of which the numerator shall be the number of shares of common stock (excluding any treasury shares of the Company) outstanding immediately before such event, and of which the denominator shall be the number of shares of common stock outstanding immediately after such event. Any of the foregoing adjustments shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or re-classification.

Fundamental Transaction. If, at any time while the Series A Preferred Stock is outstanding, (i) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation of the Company with or into another individual or corporation, partnership, trust, incorporated or unincorporated association, joint venture, limited liability company, joint stock company, government (or an agency or subdivision thereof) or other entity of any kind (a “Person”), (ii) the Company (and all of its subsidiaries, taken as a whole), directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions, (iii) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Company or another Person) is completed pursuant to which holders of the Company’s common stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of fifty percent (50%) or more of the outstanding common stock, (iv) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (v) the Company, directly or indirectly, in one or more related transactions consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person whereby such other Person acquires more than fifty percent (50%) of the outstanding shares of common stock (not including any shares of common stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination) (each a “Fundamental Transaction”), then, the Series A Holder shall have the right to receive, for each conversion share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction (without regard to any limitation set forth in the Series A Certificate of Designation on the conversion of the Series A Preferred Stock), the number of shares of common stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and/or any additional consideration (the “Alternate Consideration”) receivable as a result of such Fundamental Transaction by a holder of the number of shares of common stock for which the Series A Preferred Stock is convertible immediately prior to such Fundamental Transaction (without regard to the limitations set forth in the Series A Certificate of Designation on the conversion of the Series A Preferred Stock). For purposes of any such conversion, the determination of the Conversion Price shall be appropriately adjusted to apply to such Alternate Consideration based on the amount of Alternate Consideration issuable in respect of one share of common stock in such Fundamental Transaction, and the Company shall apportion the Conversion Price among the Alternate Consideration in a reasonable manner reflecting the relative value of any different components of the Alternate Consideration. If holders of common stock are given any choice as to the securities, cash or property to be received in a Fundamental Transaction, then the Series A Holder shall be given the same choice as to the Alternate Consideration it receives upon such Fundamental Transaction.

Voting Rights. The Series A Holders will have no voting rights, except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, as long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series A Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock in the Series A Certificate of Designation, (b) increase the number of authorized shares of Series A Preferred Stock, (c) authorize or issue an additional class or series of capital stock that ranks senior to the Series A Preferred Stock with respect to the distribution of assets on liquidation or (d) enter into any agreement with respect to any of the foregoing.

Fractional Shares. No fractional shares or scrip representing fractional shares shall be issued upon the conversion of the Series A Preferred Stock. As to any fraction of a share of Company common stock which a Series A Holder would otherwise be entitled to upon such conversion, the Company will, at its election, either pay a cash adjustment in respect of such final fraction in an amount equal to such fraction multiplied by the Conversion Price or round up to the next whole share. Notwithstanding the foregoing, nothing shall prevent any Series A Holder from converting fractional shares of Series A Preferred Stock.

As of December 31, 2024 and 2023, 9,000 shares of Series A Preferred Stock were issued and outstanding. On January 9, 2025, the 9,000 shares of Series A Preferred Stock were exchanged for 5,000 shares of Series D Preferred Stock of the Company (see Note 22 - Subsequent Events - Series D Convertible Preferred Stock).

Series B Convertible Preferred Stock

The Company designated up to 15,000 shares of its previously undesignated preferred stock as Series B Preferred Stock. Each share of Series B Preferred Stock has a par value of $0.0001 per share and a stated value equal to $1,000.

The shares of Series B Preferred Stock have identical terms and include the terms as set forth below.

Dividends. The Series B Holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series B Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations set forth in the Series B Certificate of Designations) to and in the same form as dividends actually paid on shares of the Company’s common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series B Preferred Stock. The Company will not pay any dividends on its common stock unless the Company simultaneously complies with the terms set forth in the Series B Certificate of Designation.

Rank. The Series B Preferred Stock will rank subordinate to the shares of the Company’s Series A Preferred Stock.

Liquidation. Upon any Liquidation, the Series B Holders will be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series B Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series B Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to one hundred percent (100%) of the Series B Stated Value and no more, in proportion to the full and preferential amount that all shares of the Series B Preferred Stock are entitled to receive. The Company shall mail written notice of any such Liquidation not less than twenty (20) days prior to the payment date stated therein, to each Series B Holder.

Conversion. Each share of Series B Preferred Stock shall be convertible, at any time and from time to time from and after the later of (i) the date of the stockholder approval and (ii) the one year anniversary of the Closing Date (the “Lock Up Period”), at the option of the Series B Holder thereof, into that number of shares of common stock (subject to the limitations set forth in Series B Certificate of Designation determined by dividing the Series B Stated Value of such share of Series B Preferred Stock by the conversion price of the Series B Preferred Stock). Series B Holders may effect conversions by providing the Company with the form of conversion notice attached as Annex A to the Series B Certificate of Designation. The Series B Preferred Stock will be convertible into shares of the Company’s common stock at a conversion price per share equal to $56.70, subject to the adjustments set forth in the Series B Certificate of Designation. Notwithstanding the foregoing or the transactions contemplated by the Amended MIPA, until the consummation of the Lock Up Period, the Series B Holders shall not, directly or indirectly, sell, transfer or otherwise dispose of any Series B Preferred Stock issued upon conversion of the Series B Conversion Shares or pursuant to the Equity Earnout Payment (the “Restricted Securities”) without Company’s prior written consent; provided, however, the Series B Holders may sell, transfer or otherwise dispose of Restricted Securities to an Affiliate, as defined in the Amended MIPA, of a Series B Holder without Company’s prior written consent; provided, further, that such Series B Holder provide prompt written notice to Company of such transfer, including the name and contact information of the Affiliate transferee, and such Affiliate transferee agrees in writing to be bound by the terms of the transaction documents contemplated by the Amended MIPA to which the Series B Holder is a party (which agreement shall also be provided to Company with such notice). After the expiration of the Lock Up Period, the Series B Holder agrees that it and any of its Affiliate transferees shall not be entitled to in any calendar month, sell a number of shares of Company common stock into the open market in an amount exceeding more than ten percent (10%) of the total number of shares of Company common stock issuable upon conversion of the Company common stock then held by the Seller and its Affiliates.

Conversion Price Adjustment:

Stock Dividends and Stock Splits. If the Company, at any time while the Series B Preferred Stock is outstanding: (i) pays a stock dividend or otherwise makes a distribution or distributions payable in shares of common stock on shares of common stock or any other common stock equivalents (which, for avoidance of doubt, shall not include any shares of common stock issued by the Company upon conversion of, or payment of a dividend on, the Series B Preferred Stock), (ii) subdivides outstanding shares of common stock into a larger number of shares, (iii) combines (including by way of a reverse stock split) outstanding shares of common stock into a smaller number of shares, or (iv) issues, in the event of a reclassification of shares of the common stock, any shares of capital stock of the Company, then the conversion price of the Series B Preferred Stock shall be multiplied by a fraction of which the numerator shall be the number of shares of common stock (excluding any treasury shares of the Company) outstanding immediately before such event, and of which the denominator shall be the number of shares of common stock outstanding immediately after such event. Any of the foregoing adjustments shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or re-classification.

Fundamental Transaction. If, at any time while the Series B Preferred Stock is outstanding, (i) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation of the Company with or into another Person, (ii) the Company (and all of its subsidiaries, taken as a whole), directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions, (iii) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Company or another Person) is completed pursuant to which holders of the Company’s common stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of fifty percent (50%) or more of the outstanding common stock, (iv) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (v) the Company, directly or indirectly, in one or more related transactions consummates a Fundamental Transaction, then, at the closing of such Fundamental Transaction, without any action on the part of the Series B Holder, the Series B Holder shall have the right to receive, for each conversion share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction (without regard to any limitation in the Series B Certificate of Designation on the conversion of the Series B Preferred Stock), the number of shares of common stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and/or any Alternate Consideration receivable as a result of such Fundamental Transaction by a holder of the number of shares of common stock for which the Series B Preferred Stock is convertible immediately prior to such Fundamental Transaction (without regard to the limitations set forth in the Series B Certificate of Designation on the conversion of the Series B Preferred Stock). For purposes of any such conversion, the determination of the conversion price of the Series B Preferred Stock shall be appropriately adjusted to apply to such Alternate Consideration based on the amount of Alternate Consideration issuable in respect of one share of common stock in such Fundamental Transaction, and the Company shall apportion the Conversion Price among the Alternate Consideration in a reasonable manner reflecting the relative value of any different components of the Alternate Consideration. If holders of common stock are given any choice as to the securities, cash or property to be received in a Fundamental Transaction, then the Series B Holder shall be given the same choice as to the Alternate Consideration it receives upon such Fundamental Transaction.

Voting Rights. The Series B Holders will have no voting rights, except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, in addition, as long as any shares of Series B Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock in the Series B Certificate of Designation, (b) increase the number of authorized shares of Series B Preferred Stock, (c) except with respect to the Series A Preferred Stock, authorize or issue an additional class or series of capital stock that ranks senior to the Series B Preferred Stock with respect to the distribution of assets on liquidation or (d) enter into any agreement with respect to any of the foregoing.

Fractional Shares. No fractional shares or scrip representing fractional shares shall be issued upon the conversion of the Series B Preferred Stock. As to any fraction of a share which a Series B Holder would otherwise be entitled to upon such conversion, the Company shall at its election, either pay a cash adjustment in respect of such final fraction in an amount equal to such fraction multiplied by the Conversion Price or round up to the next whole share. Notwithstanding the foregoing, nothing shall prevent any Series B Holder from converting fractional shares of Series B Preferred Stock.

As of December 31, 2024 and 2023, 11,000 shares of Series B Preferred Stock were issued and outstanding. On February 26, 2025, all shares of the Company’s Series B Convertible Preferred Stock were permanently surrendered and relinquished to the Company for no additional consideration (see Note 22 - Subsequent Events - Redemption Agreement).

Series C Convertible Preferred Stock

On December 13, 2024, the Company filed a certificate of designations of preferences, rights, and limitations of Series C Convertible Preferred Stock (the “Series C Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 10,000 shares of Series C Preferred Stock of the Company, par value $0.0001 per share. Each share of Series C Preferred Stock has a stated value of $1,000.

The Series C Preferred Stock shall rank (i) senior to the Company’s common stock (the “Common Stock”) and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series C Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series C Preferred Stock, (iii) pari passu with Series B Convertible Preferred Stock of the Company (the “Series B Preferred Stock”) with respect to its rights, preferences and restrictions, and (iv) subordinate to the Series A Convertible Preferred Stock of the Company (the “Series A Preferred Stock”).

Holders of the Series C Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series C Preferred Stock equal (on an as-if-converted-to-Common-Stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

Holders of the Series C Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series C Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series C Preferred Stock and (iii) in preference and priority to the holders of the shares of Common Stock, an amount equal to 100% of the Stated Value of the Series C Preferred Stock, in proportion to the full and preferential amount that all shares of the Series C Preferred Stock are entitled to receive.

Each share of Series C Preferred Stock shall be convertible into Common Stock (the “Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the later of (i) the date of the shareholder approval of the issuance of the Conversion Shares pursuant to the rules of the Nasdaq Stock Market and (ii) the one year anniversary of the date of the first issuance of any shares of the Series C Preferred Stock. In addition, the holder shall not have the right to convert any portion of the Series C Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 19.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of the respective Conversion Shares.

As of December 31, 2024, 3,500 shares of Series C Preferred Stock were issued and outstanding.

Series B Convertible Preferred Stock Issued for Equity Method Investment

On February 9, 2023, the Company issued 11,000 shares of its Series B Convertible Preferred Stock as a part of consideration for the purchase of 40% of equity interest of Lab Services MSO. The Series B Preferred Stock is convertible into shares of the Company’s common stock at a conversion price per share equal to $56.70, which approximated the market price at the date of closing, or an aggregate of 194,004 shares of the Company’s common stock and are subject to a lock-up period and restrictions on sale.

Series C Convertible Preferred Stock Sold for Cash

During the year ended December 31, 2024, the Company sold an aggregate of 3,500 shares of Series C Convertible Preferred stock and received proceeds of $3,500,000. Each share of Series C Convertible Preferred Stock is convertible into common stock of the Company (the “Conversion Shares”) at a conversion per share equal to $2.41, which approximated the market price at the date of transaction, at the option of the holder, at any time after the later of (i) the date of the shareholder approval of the issuance of the Conversion Shares pursuant to the rules of the Nasdaq Stock Market (the “Shareholder Approval”) and (ii) the one year anniversary of the date of the first issuance of any shares of the Series C Convertible Preferred Stock.

The Company evaluated the features of the Series C Convertible Preferred Stock under ASC 480, and classified them as permanent equity because the Series C Convertible Preferred Stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 - Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Common Shares Issued as Convertible Note Payable Commitment Fee

During the year ended December 31, 2023, the Company issued a total of 11,333 shares of its common stock as commitment fee for the purchases of May 2023 Convertible Note, July 2023 Convertible Note, and October 2023 Convertible Note. These shares were valued at $236,400, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded it as debt discount.

During the year ended December 31, 2024, the Company issued a total of 33,800 shares of its common stock as commitment fee for the purchase of March 2024 Convertible Note and June 2024 Convertible Note. These shares were valued at $320,546, the fair market value on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded it as debt discount.

Common Shares Sold for Cash

In June 2023, the Company entered into a sales agreement (the “Sales Agreement”) with Roth Capital Partners, LLC (“Roth”) under which the Company may offer and sell from time to time shares of its common stock having an aggregate offering price of up to $3.5 million. During the year ended December 31, 2023, Roth sold an aggregate of 30,442 shares of common stock at an average price of $20.85 per share to investors and the Company recorded net proceeds of $414,396, net of commission and other offering costs of $220,995. During the year ended December 31, 2024, Roth sold an aggregate of 281,843 shares of common stock at an average price of $10.14 per share to investors and the Company recorded net proceeds of $2,544,311, net of commission and other offering costs of $313,541.

Common Shares Issued for Services

During the year ended December 31, 2023, the Company issued a total of 24,089 shares of its common stock for services rendered. These shares were valued at $999,655, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $834,784 for the year ended December 31, 2023 and reduced accrued liabilities of $164,871.

During the year ended December 31, 2024, the Company issued a total of 145,153 shares of its common stock for services rendered. These shares were valued at $530,350, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $470,350 for the year ended December 31, 2024 and reduced accrued liabilities of $60,000.

Common Shares Issued for Warrant Exercise

On November 18, 2024, the Company issued 42,381 shares of its common stock upon cashless exercise of warrants to purchase 6,278 shares of common stock.

Common Shares Issued for Adjustment for 1:15 Reverse Split

The Company issued 206,033 shares of its common stock, resulting from the rounding up of the fractional shares at the one-for-fifteen reverse stock split effected on October 28, 2024.

Pre-Funded Warrants Issued for Debt Modification

On December 15, 2024, the Company issued to Mast Hill a common stock purchase warrant for the purchase of up to 150,000 shares of the Company’s common stock. The Pre-Funded Warrants are immediately exercisable at issuance and until the Pre-Funded Warrants are exercised in full and have an exercise price of $0.01 per share. The Pre-Funded Warrants were classified as a component of permanent equity as they are freestanding financial instrument that is immediately exercisable, does not embody an obligation for the Company to repurchase its own shares and permit the holder to receive a fixed number of shares of common stock upon exercise.

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2024:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2024	Weighted Average Exercise Price
$2.93 - 31.20	20,198	3.54	$14.76	14,591	$16.38
48.75 - 123.00	20,517	2.04	78.91	20,517	78.91
154.50 - 289.50	11,764	3.44	218.21	11,764	218.21
$2.93 - 289.50	52,479	2.93	$85.45	46,872	$94.41

Stock option activity for the years ended December 31, 2024 and 2023 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	53,357	$195.45
Granted	12,452	35.25
Expired	(8,929)	(267.90)
Outstanding at December 31, 2023	56,880	149.03
Granted	10,265	4.13
Expired	(14,666)	(275.14)
Outstanding at December 31, 2024	52,479	$85.45
Options exercisable at December 31, 2024	46,872	$94.41
Options expected to vest	5,607	$10.56

The aggregate intrinsic value of stock options outstanding and stock options exercisable at December 31, 2024 was approximately $1,900 an $900, respectively.

The fair values of options granted during the year ended December 31, 2024 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 83.10% - 96.36%, risk-free rate of 3.47% - 4.79%, annual dividend yield of 0%, and expected life of 3.00 - 5.00 years. The aggregate fair value of the options granted during the year ended December 31, 2024 was $28,694.

The fair values of options granted during the year ended December 31, 2023 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 79.76% - 96.37%, risk-free rate of 3.58% - 4.76%, annual dividend yield of 0%, and expected life of 3.00 - 5.00 years. The aggregate fair value of the options granted during the year ended December 31, 2023 was $319,380.

For the years ended December 31, 2024 and 2023, stock-based compensation expense associated with stock options granted amounted to $51,159 and $284,977, of which, $19,878 and $172,943 was recorded as compensation and related benefits, $31,281 and $106,565 was recorded as professional fees, and $0 and $5,469 was recorded as research and development expenses, respectively.

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2024 and changes during the years ended December 31, 2024 and 2023 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2023	1,334	$64.35
Granted	12,452	35.25
Vested	(8,475)	(47.14)
Nonvested at December 31, 2023	5,311	23.55
Granted	10,265	4.13
Vested	(9,969)	(10.90)
Nonvested at December 31, 2024	5,607	$10.56

Warrants (Except Pre-Funded Warrants)

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31 , 2024	Weighted Average Exercise Price
$7.50 - 37.50	165,510	4.40	$10.50	85,510	$13.31
67.50	9,222	3.40	67.50	9,222	67.50
187.50	8,264	2.30	187.50	8,264	187.50
$7.50 - 187.50	182,996	4.25	$21.37	102,996	$32.13

Stock warrant activity for the years ended December 31, 2024 and 2023 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2023	8,264	$187.50
Issued	34,771	48.90
Outstanding at December 31, 2023	43,035	75.53
Issued	169,527	10.28
Cancelled (*)	(23,288)	(32.85)
Exercised	(6,278)	(50.77)
Outstanding at December 31, 2024	182,996	$21.37
Warrants exercisable at December 31, 2024	102,996	$32.13
Warrants expected to vest	80,000	$7.50

*	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2024.

The aggregate intrinsic value of both stock warrants outstanding and stock warrants exercisable at December 31, 2024 was $0.

Warrants Issued in May 2023

In connection with the issuance of May 2023 Convertible Note (See Note 10), the Company issued (i) a warrant to purchase 8,333 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023, and (ii) a warrant to purchase 7,033 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of May 23, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the May 2023 Convertible Note, to Mast Hill; and issued a warrant to purchase 667 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 was classified as derivative liability on May 23, 2023. The fair values of the 9,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 issued on May 23, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $29.40, volatility of 88.80%, risk-free rate of 3.76%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 issued to Mast Hill to purchase 8,333 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $127,654 and were amortized over the term of the May 2023 Convertible Note.

The warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 issued to a third party as a finder’s fee to purchase 667 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $11,162 and were amortized over the term of the May 2023 Convertible Note.

Warrants Issued in July 2023

In connection with the issuance of July 2023 Convertible Note (See Note 10), the Company issued (i) a warrant to purchase 2,778 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023, and (ii) a warrant to purchase 2,344 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of July 6, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the July 2023 Convertible Note, to Firstfire; and issued a warrant to purchase 222 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Firstfire and a third party as a finder’s fee meet the definition of derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 3,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 was classified as derivative liability on July 6, 2023. The fair values of the 3,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 issued on July 6, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $21.30, volatility of 88.52%, risk-free rate of 4.37%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 issued to Firstfire to purchase 2,778 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $28,691 and were amortized over the term of the July 2023 Convertible Note.

The warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 issued to a third party as a finder’s fee to purchase 222 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $2,435 and were amortized over the term of the July 2023 Convertible Note.

Warrants Issued in October 2023

In connection with the issuance of October 2023 Convertible Note (See Note 10), the Company issued (i) a warrant to purchase 7,000 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023, (ii) a warrant to purchase 5,834 shares of common stock with an exercise price of $27.00 exercisable until the five-year anniversary of October 9, 2023, which warrant was never fair valued and was cancelled and extinguished against payment of the October 2023 Convertible Note, to Mast Hill and Firstfire; and issued a warrant to purchase 560 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and Firstfire and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 7,560 warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 was classified as a derivative liability on October 9, 2023. The fair values of the 7,560 warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 issued on October 9, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $11.55, volatility of 89.70%, risk-free rate of 4.75%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 issued to Mast Hill and Firstfire to purchase 7,000 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $39,848 and were amortized over the term of the October 2023 Convertible Note.

The warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 issued to a third party as a finder’s fee to purchase 560 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $3,380 and were amortized over the term of the October 2023 Convertible Note.

Warrants Issued in March 2024

In connection with the issuance of March 2024 Convertible Note (See Note 10), the Company issued (i) a warrant to purchase 8,750 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 (“First Warrant”), (ii) a warrant to purchase 8,077 shares of common stock with an exercise price of $19.50 (“Second Warrant”), which warrant was never fair valued and was cancelled and extinguished against payment of the March 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 700 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. The fair value of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 was classified as a derivative liability on March 7, 2024. The fair values of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued on March 7, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $6.00, volatility of 85.24%, risk-free rate of 4.07%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued to Mast Hill to purchase 8,750 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $20,374 and were amortized over the term of the March 2024 Convertible Note.

The warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued to a third party as a finder’s fee to purchase 700 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $1,679 and were amortized over the term of the March 2024 Convertible Note.

Warrants Issued in June 2024

In connection with the issuance of June 2024 Convertible Note (See Note 10), the Company issued (i) a warrant to purchase 66,667 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 (“First Warrant”), (ii) a warrant to purchase 80,000 shares of common stock with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024 (“Second Warrant”), which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 5,333 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024, which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, has been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 was classified as a derivative liability on June 5, 2024. The fair values of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued on June 5, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $10.39, volatility of 85.72%, risk-free rate of 4.31%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued to Mast Hill to purchase 66,667 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $418,194 and will be amortized over the term of the June 2024 Convertible Note.

The warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued to a third party as a finder’s fee to purchase 5,333 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $39,221 and will be amortized over the term of the June 2024 Convertible Note.

Warrants Cancelled in June 2024

As of June 5, 2024, the Company paid in full of its outstanding May 2023 Convertible Note, July 2023 Convertible Note, October 2023 Convertible Note, and March 2024 Convertible Note and cancelled 23,288 warrants since these convertible notes were fully extinguished.

Warrants Exercised in November 2024

On November 18, 2024, 6,278 warrants were cashless exercised.

A summary of the status of the Company’s nonvested stock warrants issued as of December 31, 2024 and changes during the years ended December 31, 2024 and 2023 was presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2023	-	$-
Issued	34,771	48.90
Vested	(19,560)	55.95
Nonvested at December 31, 2023	15,211	39.90
Issued	169,527	10.28
Cancelled	(23,288)	(32.85)
Vested	(81,450)	(12.10)
Nonvested at December 31, 2024	80,000	$7.50